Annual Operating Expenses {- Templeton Global Bond VIP Fund} - FTVIP Class 1-62 - Templeton Global Bond VIP Fund - Class 1	May 01, 2021
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Acquired fund fees and expenses	0.04%	[1]
Total annual Fund operating expenses	0.54%	[1]
Fee waiver and/or expense reimbursement	(0.05%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.49%	[1],[2]

[1]

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

2. The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund's investment in Franklin Templeton affiliated funds (acquired fund) for at least one year following the date of this prospectus. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.